Going Concern and Liquidity (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	May 09, 2019	Oct. 05, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Jun. 30, 2017
Accumulated deficit			$ (94,596,000)	$ (85,915,000)
Total budgeted expenditures			11,500,000
Cash			579,000	2,424,000		$ 4,141,000
Total Current Liabilities			7,296,000	8,692,000
Due to related parties			3,700,000
Net cash used in operating activities			(6,332,000)	(13,278,000)
Net loss			(8,681,000)	(16,362,000)
Working capital (deficit)			(6,700,000)	(6,100,000)
Proceeds from exercise of warrants			2,731,000
Warrants received			$ 2,780
Convertible preferred stock, shares outstanding			1,196	0
Preferred stock, shares outstanding (in shares)			0	0
Preferred stock issued, shares			0	0
Preferred stock value
Issuance Agreement [Member]
Agreement description	In addition, the Company agreed to issue one additional share of preferred stock to the Series B investors for each five shares issued upon the exercise of warrants through November 9, 2019, up to a maximum of 400 shares of preferred stock.
Preferred stock issued, shares	100
Preferred stock purchased	2,500	8,000
Preferred stock value	$ 2,000,000
Securities Purchase Agreement [Member] | Investor [Member]
Preferred stock value		$ 2,000,000
Convertible preferred stock, shares		2,000
Warrants issued, shares		8,000
Warrant issued, value		$ 7,900,000
Warrant [Member]
Preferred stock, shares outstanding (in shares)			7,720	0
Going Concern [Member]
Cash and cash equivalent					$ 800,000